Equity (Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	$ (10,774)	$ (3,647)	$ 1,908
Other comprehensive income loss before reclassifications	(2,265)	(8,551)	(6,548)
Amounts reclassified from accumulated other comprehensive income loss	(440)	1,424	993
Other comprehensive income (loss)	(2,705)	(7,127)	(5,555)
Balance as of December 31	(13,479)	(10,774)	(3,647)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(107)	(1,243)	153
Other comprehensive income loss before reclassifications	523	(288)	(2,222)
Amounts reclassified from accumulated other comprehensive income loss	(440)	1,424	826
Other comprehensive income (loss)	83	1,136	(1,396)
Balance as of December 31	(24)	(107)	(1,243)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(10,667)	(2,404)	1,922
Other comprehensive income loss before reclassifications	(2,788)	(8,263)	(4,326)
Amounts reclassified from accumulated other comprehensive income loss
Other comprehensive income (loss)	(2,788)	(8,263)	(4,326)
Balance as of December 31	$ (13,455)	(10,667)	(2,404)
Accumulated Other-than-Temporary Impairment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1			(167)
Other comprehensive income loss before reclassifications
Amounts reclassified from accumulated other comprehensive income loss			167
Other comprehensive income (loss)			167
Balance as of December 31